Commitments and Contingencies (Schedule of Lease Information) (Details) - USD ($) $ in Millions	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies [Abstract]
Operating lease ROU and other assets (noncurrent)		$ 122	$ 145
Operating Lease, Right-of-Use Asset, Statement of Financial Position [Extensible Enumeration]		Other Assets, Noncurrent	Other Assets, Noncurrent
Operating lease and other current liabilities		$ 35	$ 38
Operating Lease, Liability, Current, Statement of Financial Position [Extensible Enumeration]		Operating Lease And Other Current Liabilities	Operating Lease And Other Current Liabilities
Operating lease and other obligations (noncurrent)	$ 124	$ 112	$ 131
Operating Lease, Liability, Noncurrent, Statement of Financial Position [Extensible Enumeration]		Other Liabilities , Noncurrent	Other Liabilities , Noncurrent
Total operating lease liabilities		$ 147	$ 169
Operating Lease, Liability, Statement of Financial Position [Extensible Enumeration]		Liabilities	Liabilities
Weighted-average remaining lease term (in years)		6 years	6 years
Weighted-average discount rate		2.80%	2.60%